Dividend of Series B Preferred Shares	3 Months Ended
May 31, 2012
Organization, Consolidation and Presentation of Financial Statements:
Supplemental Balance Sheet Disclosures

NOTE 11. DIVIDEND OF SERIES B PREFERRED SHARES

On March 6, 2012 a dividend of 3, 201,397 shares of Series B Preferred Stock was paid to the Company’s common shareholders of record as of February 21, 2012.